CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.00	$ 0.00		$ 0.00
Common stock, shares authorized	2,500	2,500		2,500
Common stock, shares issued	100	100		100
Common stock, shares outstanding	100	100	100	100